Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Schedule of Intangible assets

	2024			2023
	Goodwill	Other (1)	Total	Goodwill	Other (1)	Total
Cost	£m	£m	£m	£m	£m	£m
At 1 January	10,090	4,447	14,537	9,931	3,763	13,694
Currency translation and other adjustments	(4)	(65)	(69)	—	—	—
Acquisitions of companies and businesses	—	—	—	159	37	196
Additions	—	614	614	—	762	762
Disposals and write-off of fully amortised assets	—	(214)	(214)	—	(115)	(115)
At 31 December	10,086	4,782	14,868	10,090	4,447	14,537

Accumulated amortisation and impairment
At 1 January	4,410	2,513	6,923	4,409	2,169	6,578
Currency translation and other adjustments	—	(24)	(24)	—	—	—
Disposals and write-off of fully amortised assets	—	(201)	(201)	—	(116)	(116)
Impairment of intangible assets	1	20	21	1	22	23
Amortisation charge for the year	—	561	561	—	438	438
At 31 December	4,411	2,869	7,280	4,410	2,513	6,923
Net book value at 31 December	5,675	1,913	7,588	5,680	1,934	7,614

(1)	Principally consists of internally generated software.